Leases (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020
Leases [Abstract]
Lease liability	$ 300,000		$ 300,000		$ 300,000
Weighted average discount rate	8.98%		8.98%		8.98%
Right-of-use assets	$ 263,132		$ 300,114		$ 300,114
Lease labilities	319,630		337,090		337,090
Lease liabilities current portion	213,348		204,391		204,391
Operating lease, liability, noncurrent	$ 106,282		132,699		$ 132,699
Expiration term	1 year 8 months 16 days				1 year 11 months 4 days
Rent expenses	$ 76,000	$ 80,000	$ 284,000	$ 171,000